Financial instruments and commitments - Credit Risk and Expected Credit Loss for Trade Receivables (Details) - Credit risk - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current (not past due)
Disclosure of credit risk exposure [line items]
Weighted-average loss rate (as a percent)	0.10%	0.20%
1-30 days past due
Disclosure of credit risk exposure [line items]
Weighted-average loss rate (as a percent)	10.40%	8.30%
31-60 days past due
Disclosure of credit risk exposure [line items]
Weighted-average loss rate (as a percent)	4.20%	17.90%
More than 60 days past due
Disclosure of credit risk exposure [line items]
Weighted-average loss rate (as a percent)	60.20%	60.70%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 35,481	$ 27,289
Gross carrying amount | Current (not past due)
Disclosure of credit risk exposure [line items]
Financial assets	33,298	25,836
Gross carrying amount | 1-30 days past due
Disclosure of credit risk exposure [line items]
Financial assets	657	446
Gross carrying amount | 31-60 days past due
Disclosure of credit risk exposure [line items]
Financial assets	554	140
Gross carrying amount | More than 60 days past due
Disclosure of credit risk exposure [line items]
Financial assets	972	867
Loss allowance
Disclosure of credit risk exposure [line items]
Financial assets	716	632
Loss allowance | Current (not past due)
Disclosure of credit risk exposure [line items]
Financial assets	40	44
Loss allowance | 1-30 days past due
Disclosure of credit risk exposure [line items]
Financial assets	68	37
Loss allowance | 31-60 days past due
Disclosure of credit risk exposure [line items]
Financial assets	23	25
Loss allowance | More than 60 days past due
Disclosure of credit risk exposure [line items]
Financial assets	$ 585	$ 526